Filed electronically with the Securities and Exchange Commission on
                                 July 14, 2000

                                                                File No. 2-14400
                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 80
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 60
                                              --


                        Scudder International Fund, Inc.
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2565
                                                           --------------

                                Caroline Pearson
                        Scudder Kemper Investments, Inc.
                 Two International Place, Boston, MA 02110-4103
             ------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    _____days after filing pursuant to paragraph (a)(2)
/___/    On (date) pursuant to paragraph (a)(1)
/___/    days after filing pursuant to paragraph (a)(1)
/___/    On (date) pursuant to paragraph (a)(2) of Rule 485
/_X_/    On July 14, 2000 pursuant to paragraph (b)

         If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.80 to the Registration Statement is incorporated by reference in its entirety to Scudder Emerging Markets Growth Fund and Scudder International Fund's Post-Effective Amendment No. 76 on Form N-1A filed on December 28, 1999 and to Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund's Post-Effective Amendment No. 78 on Form N-1A filed on February 29, 2000.

Part B of this Post-Effective Amendment No.80 to the Registration Statement is incorporated by reference in its entirety to Scudder Emerging Markets Growth Fund and Scudder International Fund's Post-Effective Amendment No. 76 on Form N-1A filed on December 28, 1999 and to Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund's Post-Effective Amendment No. 78 on Form N-1A filed on February 29, 2000, a supplement to the Statement of Additional Information for Scudder International Fund filed on January 7, 2000, the Annual Report to Shareholders of Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Emerging Markets Growth Fund, each dated October 31, 1999 and each filed on Form N-30D on December 30, 1999, the Annual Report to Shareholders of Scudder Pacific Opportunities Fund, dated October 31, 1999, filed on Form N-30D on May 3, 2000, the Semi-Annual Report to Shareholders of Scudder International Fund dated February 29, 2000, filed on Form N-30D on December 21, 1999, the Semi-Annual Reports to Shareholders of Scudder Greater Europe Growth Fund and Scudder Latin America Fund, each dated April 30, 2000 and filed on Form N-30D on June 22, 2000, the Semi-Annual Reports to Shareholders of Scudder Emerging Markets Growth Fund, dated April 30, 2000 and filed on Form N-30D on June 26, 2000, the Semi-Annual Reports to Shareholders of Scudder Pacific Opportunities Fund dated April 30, 2000 and filed on Form N-30D on June 23, 2000 and a supplement to the Statement of Additional Information for each of the Funds dated May 1, 2000.

                                                                SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Scudder Pacific Opportunities Fund
Scudder Latin America Fund
Scudder Greater Europe Growth Fund

Supplement to Prospectus Dated March 1, 2000

On or about October 2, 2000 each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of October 2, 2000, all existing shares of each fund will be redesignated as Class S shares of that fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its historical performance and its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin,
Dawn-Marie Driscoll, Edgar R. Fiedler, Keith Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

Scudder Pacific Opportunities Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -10.35%.

Scudder Latin America Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -4.53%.

Scudder Greater Europe Growth Fund -- Class S shares' year-to-date total return as of June 30, 2000 was -3.80%.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee for Scudder Pacific Opportunities Fund. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                       Scudder
                                       Pacific        Scudder        Scudder
                                    Opportunities      Latin     Greater Europe
                                        Fund       America Fund    Growth Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your
investment)                             None           None           None
--------------------------------------------------------------------------------
Redemption/Exchange Fee, on
shares owned less than a year
(as % of amount redeemed)               2.00%          None           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                          1.10%          1.25%          0.97%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                None           None           None
--------------------------------------------------------------------------------
Other Expenses*                         0.65%          0.65%          0.38%
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses         1.75%          1.90%          1.35%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.65% for Scudder Pacific Opportunities Fund and Scudder Latin America Fund, and 0.375% for Scudder Greater Europe Growth Fund.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee. For each fund, this new fee will become effective on or about October 2, 2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                                        1 Year    3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund       $178      $551       $949      $2,062
--------------------------------------------------------------------------------
Scudder Latin America Fund               $193      $597     $1,026      $2,222
--------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund       $137      $428       $739      $1,624
--------------------------------------------------------------------------------

Financial Highlights

Scudder Pacific Opportunities Fund -- Class S

--------------------------------------------------------------------------------
Years ended October 31,   2000(a)(b)  1999(b)  1998(b)  1997(b) 1996(b)   1995
--------------------------------------------------------------------------------
Net asset value,          $11.76     $ 8.38   $11.38   $15.93   $15.59  $17.57
beginning of period
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss)                    (.11)      (.06)     .05     (.04)     .02     .10
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              2.17       3.41    (2.75)   (4.50)     .42   (1.98)
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment
  operations                2.06       3.35    (2.70)   (4.54)     .44   (1.88)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income       --       (.02)    (.30)    (.01)    (.10)   (.10)
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions         --       (.02)    (.30)    (.01)    (.10)   (.10)
--------------------------------------------------------------------------------
  Redemption fees            .03        .05       --       --       --      --
--------------------------------------------------------------------------------
Net asset value, end
of period                 $13.85     $11.76   $ 8.38   $11.38   $15.93  $15.59
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)           17.97**    40.49   (24.16)  (28.52)    2.76  (10.73)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 164        143      113      147      329     384
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)      2.06(c)*   2.35     2.46     1.94     1.75    1.74
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      2.04(c)*   2.35     2.46     1.94     1.75    1.74
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (.74)(d)** (.56)     .50     (.22)     .12     .65
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                          175*       122      141       97       95      64
--------------------------------------------------------------------------------

(a)  For the six months ended April 30, 2000.

(b)  Based on monthly average shares outstanding during the period.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.97% and 1.97%, respectively.

(d) The ratio for the six months ended April 30, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

Scudder Latin America Fund -- Class S

------------------------------------------------------------------------------------
Years Ended October 31,   2000(a)(b) 1999(a)  1998(a)  1997(a) 1996(a)    1995
------------------------------------------------------------------------------------
Net asset value,
beginning of period       $19.95     $19.02   $25.12   $20.63   $16.22   $24.44
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------
  Net investment income
  (loss)                     .12        .31      .34      .26      .25      .09
------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              3.56       1.63    (5.05)    4.49     4.30    (7.62)
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
  Total from investment
  operations                3.68       1.94    (4.71)    4.75     4.55    (7.53)
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
  Net investment income     (.05)      (.37)    (.25)    (.26)    (.15)      --
------------------------------------------------------------------------------------
  Net realized gains on
  investment transactions     --       (.64)   (1.14)      --       --     (.73)
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
  Total distributions       (.05)     (1.01)   (1.39)    (.26)    (.15)    (.73)
------------------------------------------------------------------------------------
Redemption fees (c)           --        --       --        --      .01      .04
------------------------------------------------------------------------------------
Net asset value, end
of period                 $23.58     $19.95   $19.02   $25.12   $20.63   $16.22
                          ----------------------------------------------------------
------------------------------------------------------------------------------------
Total Return (%)           18.37(e)** 10.97   (20.23)   23.25    28.31(d)(30.96)(d)(e)
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period    475        449     504       883     622       519
($ millions)
------------------------------------------------------------------------------------
Ratio of expenses before    1.82(f)*   1.96     1.87     1.89     1.96     2.11
expense reductions (%)
------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      1.82(f)*   1.96     1.87     1.89     1.96     2.08
------------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            .97*      1.61     1.45      .98     1.32      .52
------------------------------------------------------------------------------------
Portfolio turnover rate
(%)                           75*        48       44       42       22       40
------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended April 30, 2000 (Unaudited).

(c) Until September 5, 1996, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% was assessed and retained by the Fund for the benefit of the remaining shareholders.

(d) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

(e)  Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.81% and 1.81%, respectively.

*    Annualized

**   Not annualized

Scudder Greater Europe Growth Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,    2000(a)    1999     1998     1997    1996      1995
--------------------------------------------------------------------------------
Net asset value,
beginning of period       $28.13    $24.23   $21.17   $17.20  $13.99   $12.18
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income
  (loss) (b)                (.05)      .10(c)   .16      .03     .13      .13
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions              6.82      3.86     4.74     4.14    3.33     1.70
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total from investment
  operations                6.77      3.96     4.90     4.17    3.46     1.83
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment income     (.08)     (.06)    (.54)    (.06)   (.11)    (.02)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions   (.10)       --    (1.30)    (.14)   (.14)      --
                          ------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions       (.18)     (.06)   (1.84)    (.20)   (.25)    (.02)
--------------------------------------------------------------------------------
Net asset value, end
of period                 $34.72    $28.13   $24.23   $21.17  $17.20   $13.99
                          ------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)           24.06**   16.36    24.68    24.47(d)25.11(d) 15.06(d)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)               1,547     1,035    1,132      196     120       41
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)      1.46(e)*  1.46     1.48     1.72    1.97     2.74
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)      1.46(e)*  1.46     1.48     1.66    1.50     1.50
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (.13)(f)** .37      .63      .16     .82     1.25
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                           64*       83       93       89      39       28
--------------------------------------------------------------------------------

(a)  For the six month period ended April 30, 2000 (Unaudited).

(b)  Based on monthly average shares outstanding during the period.

(c) Net investment income per share includes non-recurring dividend income amounting to $0.08 per share.

(d)  Total returns would have been lower had certain expenses not been reduced.

(e) The ratio of operating expenses excluding costs incurred in connection with the reorganization was 1.43%.

(f) The ratio for the six months ended April 30, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned notably throughout the fiscal year.

*    Annualized

**   Not annualized

How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other rights we reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information About Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the fund's prospectus for additional information about the fund.

Class AARP

Class AARP of each fund will be offered beginning on or about October 2, 2000. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
Class AARP        First investment                Additional investments
--------------------------------------------------------------------------------
                  $1,000 or more for regular      $50 or more if you use an
                  accounts                        Automatic Investment Plan

                  $500 or more for IRAs
--------------------------------------------------------------------------------
By mail           o  For enrollment forms, call   Send a personalized
                     1-800-253-2277               investment slip or short
                                                  note that includes:
                  o  Fill out and sign an
                     enrollment form              o  fund name

                  o  Send it to us at the         o  account number
                     appropriate address, along
                     with an investment check     o  check payable to "The AARP
                                                     Investment Program"
--------------------------------------------------------------------------------
By wire           o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
By phone          --                              o  Call 1-800-253-2277 for
                                                     instructions
--------------------------------------------------------------------------------
With an automatic o  Fill in the information      o  To set up regular
investment plan      required on your enrollment     investments from a bank
                     form and include a voided       checking account, call
                     check                           1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction o  Select either of these       o Once you specify a dollar or
Deposit              options on your enrollment     Direct amount (minimum $50),
                     form and submit it. You will   investments are automatic.
                     receive further instructions
                     by mail.
--------------------------------------------------------------------------------
Using QuickBuy    --                              o  Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet   o  Go to "Services and Forms -  o  Call 1-800-253-2277 to
                     How to Open an Account" at      ensure you have electronic
                     aarp.scudder.com                services

                  o  Print out a prospectus and   o  Register at
                     an enrollment form              aarp.scudder.com

                  o  Complete and return the      o Follow the instructions
                     enrollment form with your      for buying shares with money
                     check                          from your bank account
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]     Regular mail:
           The AARP Investment Program PO Box 2540, Boston, MA
           02208-2540

           Express, registered or certified mail:
           The AARP Investment Program, 66 Brooks Drive, Braintree, MA
           02184-3839

           Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Class AARP        Exchanging into another fund    Selling shares
--------------------------------------------------------------------------------
                  $1,000 or more to open a new    Some transactions, including
                  account ($500 for IRAs)         most for over $100,000, can
                                                  only be ordered in writing;
                                                  if you're in doubt, see page
                                                  25 of the prospectus
--------------------------------------------------------------------------------
By phone          o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
Using Easy-Access o  Call 1-800- 631-4636 and     o  Call 1-800-631-4636 and
Line                 follow the instructions         follow the instructions
--------------------------------------------------------------------------------
By mail or fax    Your instructions should        Your instructions should
(see previous     include:                        include:
page)
                  o  your account number          o  your account number

                  o  names of the funds, class    o  name of the fund, class
                     and number of shares or dollar  and number of shares or
                     amount you want to exchange     dollar amount you want to
                                                     redeem
--------------------------------------------------------------------------------
With an automatic --                              o  To set up regular cash
withdrawal plan                                      payments from an account,
                                                     call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell   --                              o  Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet   o  Register at aarp.scudder.com --

                  o  Follow the instructions for
                     making on-line exchanges
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------

To reach us:      o  Web site aarp.scudder.com
                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8
                     p.m. EST
                  o  Confidential fax line 1-800-821-6234, always open
                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST
Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.
                  o  AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                  o  AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                  o  For more information, please call 1-800-253-2277.

--------------------------------------------------------------------------------

July 14, 2000

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]


Scudder International Fund
Scudder Global Fund
Scudder Emerging Markets Growth Fund

Supplement to Prospectus Dated January 1, 2000

On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Scudder International Fund offers two additional classes: Class R shares and Barrett shares. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International shares of Scudder International Fund will be redesignated as Class S shares of each fund. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each fund generally. Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each fund, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its purchase, redemption and exchange procedures.

PART I -- General Information about the Funds

Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

On July 13, 2000, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Records

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time.

The bar chart shows how returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder International Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90       -8.92
 '91       11.78
 '92       -2.64
 '93       36.50
 '94       -2.99
 '95       12.22
 '96       14.55
 '97        7.98
 '98       18.62
 '99       57.89

2000 Total Return as of June 30: -8.92%
Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          57.89               21.06                 13.06
--------------------------------------------------------------------------------
Index                     28.27               13.44                  7.44
--------------------------------------------------------------------------------


Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund will be redesignated Class S shares of the fund. In addition, performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Global Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90           -6.40
 '91           17.07
 '92            4.54
 '93           31.10
 '94           -4.20
 '95           20.53
 '96           13.65
 '97           17.24
 '98           12.59
 '99           23.47

2000 Total Return as of June 30: -1.57%
Best Quarter: 15.20% Q4 1999     Worst Quarter: -13.99% Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                         1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          23.47               17.42                12.38
--------------------------------------------------------------------------------
Index                     25.34               20.25                11.96
--------------------------------------------------------------------------------


Index: MSCI World Index, an unmanaged capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australasia and the Far East.

* Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Scudder Emerging Markets Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90            0
 '91            0
 '92            0
 '93            0
 '94            0
 '95            0
 '96            0
 '97            3.56
 '98          -24.42
 '99           38.06

2000 Total Return as of June 30: -6.96%
Best Quarter: 29.03% Q4 1999      Worst Quarter: -21.17% Q3 1998


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                          1 Year             Since Inception
--------------------------------------------------------------------------------
Fund -- Class S***                         38.06                  6.19*
--------------------------------------------------------------------------------
Index                                      67.11                 2.59**
--------------------------------------------------------------------------------

Index: IFC Emerging Markets Investable Index, an unmanaged capitalization-weighted measure of stock markets in emerging market countries worldwide.

*        Fund inception: 5/8/1996

**       Index comparison begins 5/31/1996

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

In both the chart and the table, total returns from date of inception through 1999 would have been lower if operating expenses hadn't been reduced.

Effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, the following information replaces the corresponding section entitled "How Much Investors Pay" in the funds' current prospectus.

How Much Investors Pay

Each fund has no sales charge or other shareholder fees other than a short-term redemption/exchange fee in the case of Scudder Emerging Markets Growth Fund. Each fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

                                        Scudder     Scudder     Scudder Emerging
                                     International   Global      Markets Growth
                                          Fund        Fund           Fund
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your investment)      None        None           None
--------------------------------------------------------------------------------
Redemption/Exchange Fee,
on shares owned less than a year
(as a % of annual redeemed)               None        None          2.00%
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                           0.67%       0.94%          1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                  None        None           None
--------------------------------------------------------------------------------
Other Expenses*                          0.38%       0.38%          0.66%
                                      ------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses          1.05%       1.32%          1.91%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.375%, 0.375% and 0.65% for Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund, respectively.

The fees and expenses for Class S of each fund are being restated to reflect the implementation of a new fixed rate administrative fee and, with respect to Scudder International Fund only, a new investment management fee.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare each fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

                               1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Scudder International Fund      $107         $334         $579         $1,283
--------------------------------------------------------------------------------
Scudder Global Fund             $134         $418         $723         $1,590
--------------------------------------------------------------------------------
Scudder Emerging Markets
Growth Fund                     $194         $600       $1,032         $2,233
--------------------------------------------------------------------------------

Management Fee

On or about August 14, 2000, Scudder International Fund will implement a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                 Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                          0.675%
--------------------------------------------------------------------------------
next $1 billion                                           0.625%
--------------------------------------------------------------------------------
over $7 billion                                           0.600%
--------------------------------------------------------------------------------

Financial Highlights

Scudder International Fund -- Class S

--------------------------------------------------------------------------------
                      2000(b)   1999(c)  1999(d) 1998(d) 1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of period  $54.82    $50.07   $52.06   $48.07  $45.71  $39.72  $42.96
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss) (a)    (.11)     .20(f)    .47(e)   .43     .30     .38     .21
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain
  (loss) on
  investment
  transactions        17.12      7.20     3.10     9.16    4.53    7.19   (1.03)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total from          17.01      7.40     3.57     9.59    4.83    7.57    (.82)
  investment
  operations
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income               (.13)       --       --     (.25)  (1.28)   (.40)     --
--------------------------------------------------------------------------------
  Net realized gains
  on investment
  transactions        (2.17)    (2.65)   (5.56)   (5.35)  (1.19)  (1.18)  (2.42)
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
  Total distributions (2.30)    (2.65)   (5.56)   (5.60)  (2.47)  (1.58)  (2.42)
--------------------------------------------------------------------------------
Net asset value, end
of period            $69.53    $54.82   $50.07   $52.06  $48.07  $45.71  $39.72
                     -----------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)      31.06**   15.19**   7.18    21.57   10.74   19.2 5  (2.02)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of
period ($ millions)   5,265     3,610    3,090    2,885   2,583   2,515   2,192
--------------------------------------------------------------------------------
Ratio of expenses (%)  1.12*     1.21*    1.17     1.18    1.15    1.14    1.19
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)             (.17)(g)** .93*     .92      .83     .64     .86     .48
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                91*       82*       80       56      36      45      46
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended February 29, 2000.

(c) For the five months ended August 31, 1999. On July 7, 1999, the Directors changed the fiscal year end of the Fund from March 31 to August 31.

(d)      Years ended March 31.

(e) Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

(f) Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

(g) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*        Annualized

**       Not annualized

Scudder Global Fund -- Class S

--------------------------------------------------------------------------------
                   2000(b)  1999(c)   1999(d)  1998(d)   1997(d) 1996(d) 1995(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of
period            $31.25   $31.30    $32.41   $33.67    $28.73   $25.64  $23.93
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment
  income (loss)     .07(a)    .02(a)    .23(a)  .38(a)     .17(a)   .24     .25
--------------------------------------------------------------------------------
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      3.15     (.07)     1.82     3.82      6.58     3.94    1.91
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total from
  investment
  operations        3.22     (.05)     2.05     4.20      6.75     4.18    2.16
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net investment
  income            (.20)      --      (.55)    (.88)     (.28)    (.25)   (.11)
--------------------------------------------------------------------------------
  Net realized
  gains on
  investment
  transactions     (3.91)      --     (2.61)   (4.58)    (1.53)    (.84)   (.34)
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
  Total
  distributions    (4.11)      --     (3.16)   (5.46)    (1.81)   (1.09)   (.45)
--------------------------------------------------------------------------------
Net asset value,
end of period     $30.36   $31.25    $31.30   $32.41    $33.67   $28.73  $25.64
                  --------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return (%)   10.20**   (.16)**   7.18    14.93     24.91    16.65    9.11
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end
of period
($ millions)       1,591    1,553     1,610    1,766     1,604    1,368   1,168
--------------------------------------------------------------------------------
Ratio of expenses
(%)                 1.37*    1.36*     1.35     1.34      1.37     1.34    1.38
--------------------------------------------------------------------------------
Ratio of net
investment income
(loss) (%)           .43*     .44*      .79     1.19       .59      .84    1.03
--------------------------------------------------------------------------------
Portfolio
turnover rate (%)     82*      29*       70       51        41       29      44
--------------------------------------------------------------------------------

(a)      Per share amounts have been calculated using average shares outstanding

(b)      For the six months ended February 29, 2000 (Unaudited).

(c) For the two months ended August 31, 1999. On June 7, 1999 the Fund changed its fiscal year end from June 30 to August 31.

(d)      Years ended June 30.

*        Annualized

**       Not annualized

Scudder Emerging Markets Growth Fund-- Class S

--------------------------------------------------------------------------------
Years Ended October 31,             2000(b)    1999    1998     1997    1996(c)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $11.75    $10.36  $14.56   $12.85   $12.00
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income (loss)(a)    (.08)     (.04)    .06      .02     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions  1.83      1.46   (4.23)    1.67      .86
                                   ---------------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations   1.75      1.42   (4.17)    1.69      .84
--------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------
  Net investment income                --      (.04)   (.06)    (.03)      --
--------------------------------------------------------------------------------
  Redemptions fees                    .01       .01     .03      .05      .01
--------------------------------------------------------------------------------
Net asset value, end of period     $13.51    $11.75  $10.36   $14.56   $12.85
                                   ---------------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (d)(e)             14.88**   13.89  (28.54)   13.51     7.08**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          105       103     125      220       76
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.77(f)*  2.77    2.31     2.33     3.79*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.34(f)*  2.25    2.16     2.00     2.00*
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          (1.04)*    (.36)    .48      .11     (.32)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            49*       64      45       62       20
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended April 30, 2000.

(c)      For the period May 8, 1996  (commencement of operations) to October 31,
         1996.

(d) Total returns would have been lower had certain expenses not been reduced.

(e) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.66% and 2.25%, respectively.

*        Annualized

**       Not annualized



How The Funds Calculate Share Price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each fund. Please remember to review the fund's prospectus for additional information about each fund.

Class AARP

Class AARP of Scudder International Fund, Scudder Global Fund and Scudder Emerging Markets Growth Fund will be offered beginning on or about August 14, 2000, September 11, 2000 and October 2, 2000, respectively. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the funds' prospectus show how the total returns for the funds' Class S have varied from year to year, and over time. Shares of the funds' Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------------------------------------------
Class AARP                        First investment                       Additional investments
--------------------------------------------------------------------------------------------------------------------
                                 $1,000 or more for regular accounts    $50 or more if you use an Automatic
                                                                        Investment Plan
                                 $500 or more for IRAs
--------------------------------------------------------------------------------------------------------------------
By mail                          o  For enrollment forms, call          Send a personalized investment slip or
                                    1-800-253-2277                      short note that includes:

                                 o  Fill out and sign an enrollment     o  fund name
                                    form
                                                                        o  account number
                                 o  Send it to us at the appropriate
                                    address, along with an investment   o  check payable to "The AARP
                                    check                                  Investment Program"
--------------------------------------------------------------------------------------------------------------------
By wire                          o  Call 1-800-253-2277 for             o  Call 1-800-253-2277 for instructions
                                    instructions
--------------------------------------------------------------------------------------------------------------------
By phone                         --                                     o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
With an automatic investment     o  Fill in the information required    o  To set up regular investments from a
plan                                on your enrollment form and include    bank checking account, call
                                    a voided check                         1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Payroll Deduction or Direct      o  Select either of these options on   o  Once you specify a dollar amount
Deposit                             your enrollment form and submit it.    (minimum $50), investments are
                                    You will receive further               automatic.
                                    instructions by mail.
--------------------------------------------------------------------------------------------------------------------
Using QuickBuy                   --                                     o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet                  o  Go to "Services and Forms -- How    o  Call 1-800-253-2277 to ensure you
                                    to Open an Account" at                 have electronic services
                                    aarp.scudder.com
                                                                        o  Register at aarp.scudder.com
                                 o  Print out a prospectus and an
                                    enrollment form                     o  Follow the instructions for buying
                                                                           shares with money from your bank
                                 o  Complete and return the                account
                                    enrollment form with your check
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]               Regular mail:
                     The AARP Investment Program, PO Box 2540, Boston, MA 02208-2540
                     Express, registered or certified mail:
                     The AARP Investment Program, 66 Brooks Drive, Braintree,
                     MA 02184-3839
                     Fax number: 1-800-821-6234 (for exchanging and selling
                     only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.


--------------------------------------------------------------------------------------------------------------------
Class AARP                    Exchanging into another fund                 Selling shares
--------------------------------------------------------------------------------------------------------------------
                             $1,000 or more to open a new account         Some transactions, including most for over
                             ($500 for IRAs)                              $100,000, can only be ordered in writing;
                                                                          if you're in doubt, see page 25 of the
                                                                          prospectus
--------------------------------------------------------------------------------------------------------------------
By phone                     o  Call 1-800-253-2277 for instructions      o  Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------------------------------------------
Using Easy-Access Line       o  Call 1-800- 631-4636 and follow the       o  Call 1-800-631-4636 and follow the
                                instructions                                 instructions
--------------------------------------------------------------------------------------------------------------------
By mail or fax (see          Your instructions should include:            Your instructions should include:
previous page)
                             o  your account number                       o  your account number

                             o  names of the funds, class and number of   o  name of the fund, class and number of
                                shares or dollar amount you want to          shares or dollar amount you want to redeem
                                exchange
--------------------------------------------------------------------------------------------------------------------
With an automatic            --                                           o  To set up regular cash payments from an
withdrawal plan                                                              account, call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
Using QuickSell              --                                           o  Call 1-800-253-2277
--------------------------------------------------------------------------------------------------------------------
On the Internet              o  Register at aarp.scudder.com              --

                             o  Follow the instructions for making
                                on-line exchanges
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------
To reach us:      o  Web site aarp.scudder.com

                  o Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

                  o  Confidential fax line 1-800-821-6234, always open

                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.

                  o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.

                  o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress.

                  o  For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------

July 14, 2000

Barrett International
Shares    Fund #401











Prospectus
July 14, 2000

This prospectus applies to the Barrett International Shares of the Scudder International Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Barrett International Shares

How the fund works

   2 Investment Approach

   3 Main Risks to Investors

   4 The Fund's Track Record

   5 How Much Investors Pay

   6 Other Policies and Risks

   7 Who Manages and Oversees the Fund

  10 Financial Highlights

How to invest in the fund

  12 How to Buy and Sell Shares

  13 Policies You Should Know About

  17 Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

You'll also be able to look at the fund's track record and get an idea of the costs you should expect to pay as a fund shareholder.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Scudder Kemper Investments, Inc. serves as investment adviser to the Scudder International Fund. Barrett Associates, Inc. sponsors the Barrett
International Shares, a class of the International Fund, which are described herein.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their share prices could go up and down, so be aware that you could lose money.

--------------------------------------------------------------------------------
ticker symbol | SIBIX                                      fund number | 401


Barrett International Shares
--------------------------------------------------------------------------------

Investment Approach

The fund seeks long-term growth of capital by investing at least 65% of its total assets in foreign equities (equities issued by foreign-based companies and listed on foreign exchanges). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

In choosing common stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have financial strength, good business prospects, competitive positioning and earnings growth that is above-average for their market segment, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, seeking to identify industries that may benefit from these changes.

The managers intend to divide the fund's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry or area.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS

The fund may invest up to 20% of net assets in foreign debt securities, including convertible securities.

Although the managers are permitted to use various types of derviatives (contracts whose value is based on, for example, indices, commodities, currencies, or securities), the managers don't intend to use them as principal investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] This fund was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money, or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o    derivatives could produce disproportionate losses

o at times, the fund might find it difficult to value some investments accurately or to get a fair price for them

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. If you'd like up-to-date information on the performance of Barrett International Shares since inception, call 1-800-854-8525.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows the total return for the first complete calendar year of Barrett International Shares. The table shows average annual total returns of Barrett International Shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the Barrett International Shares and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                             58.24




                                                              '99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: -8.84%
Best Quarter: 30.60%, Q4 1999  Worst Quarter: 2.85%, Q1 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------


                                                1 Year Since         Inception*
--------------------------------------------------------------------------------
Barrett International Shares                       58.24               32.78
--------------------------------------------------------------------------------
Index                                              28.27               17.75**
--------------------------------------------------------------------------------

Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*    Inception date for Barrett International Shares is 4/3/1998.

**   Index comparison begins 3/31/1998.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of Barrett International Shares you pay them indirectly. This table shows fees for the fund's Barrett International Shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                                      None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                     0.67%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                           None
--------------------------------------------------------------------------------
Other Expenses*                                                    0.38%
                                                                   -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.05%
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.375%.

The fees and expenses for Barrett International Shares of the fund are being restated to reflect the implementation of a new fixed rate administrative fee and a new investment management fee. These new fees will become effective on or about August 14, 2000.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the restated costs above, this example is designed to help you compare the expenses of the fund's Barrett International Shares to those of other funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example, and that actual expenses will be different.

                           1 Year         3 Years         5 Years      10 Years
--------------------------------------------------------------------------------
                            $107            $334           $579         $1,283
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o As a temporary measure, the fund could shift up to 100% of assets into defensive investments such as money market securities. This could help prevent losses, but would mean that the fund was not pursuing its goal.

o This fund may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Euro Conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The investment adviser is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $290 billion in assets under management. The Barrett International Shares are offered exclusively by Barrett Associates, Inc., 565 Fifth Avenue, New York, NY 10017.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.81% of its average daily net assets.

The fund has entered into a new investment management agreement with Scudder Kemper. This table describes the fee rates for the fund and the effective date of the agreement.

--------------------------------------------------------------------------------
New Investment Management Fee as of August 14, 2000
--------------------------------------------------------------------------------

Average Daily Net Assets                         Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                 0.675%
--------------------------------------------------------------------------------
next $1 billion                                  0.625%
--------------------------------------------------------------------------------
over $7 billion                                  0.600%
--------------------------------------------------------------------------------

The portfolio managers

Below are the people who handle the fund's day-to-day management.

Irene T. Cheng                         Nicholas Bratt
Lead Portfolio Manager                   o   Began investment career
                                             in 1974
  o   Began investment career in 1985    o   Joined the adviser in 1976
  o   Joined the adviser in 1993         o   Joined the fund team in  1976
  o   Joined the fund team in 1998

  Carol L. Franklin                    Marc J. Slendebroek

  o   Began investment career in 1975    o   Began investment career in 1989
  o   Joined the adviser in 1981         o   Joined the adviser in 1994
  o   Joined the fund team in 1986       o   Joined the fund team in 1999

The directors

The Board of Directors for the fund is responsible for the general oversight of the fund's business. A majority of the board's members are not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that the fund is managed in the best interests of its shareholders.

Linda C. Coughlin                         Joan E. Spero
  o   Managing Director,                    o    President, Doris Duke
      Scudder Kemper                             Charitable Foundation
      Investments, Inc.
  o   President of each fund              Jean Gleason Stromberg
                                            o    Consultant
Henry P. Becton, Jr.
  o   President and General               Jean C. Tempel
      Manager,                              o    Managing Director, First
      WGBH Educational Foundation                Light Capital (Venture capital
                                                 fund)

Dawn-Marie Driscoll                       Steven Zaleznick
  o   Executive Fellow, Center            o      President and Chief
      for Business Ethics, Bentley               Executive Officer, AARP
      College                                    Services, Inc.
  o   President, Driscoll
      Associates (consulting firm)

Edgar Fiedler
  o   Senior Fellow and
      Economic Counsellor, The
      Conference Board, Inc.

Keith R. Fox
  o   Private equity investor
  o   President, Exeter Capital
      Management Corporation

Financial Highlights

This table is designed to help you understand the financial performance of the Barrett International Shares since inception. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Barrett International Shares

--------------------------------------------------------------------------------------
                                                           2000(b)   1999(c) 1999(d)
--------------------------------------------------------------------------------------
Net asset value, beginning of period                     $54.94     $50.14   $52.40
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------------
  Net investment income (loss) (a)                         (.05)       .25(f)   .52(e)
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                            17.20       7.20     2.78
                                                         -----------------------------
--------------------------------------------------------------------------------------
  Total from investment operations                        17.15       7.45     3.30
--------------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------------
  Net investment income                                    (.19)        --       --
--------------------------------------------------------------------------------------
  Net realized gains on investment transactions           (2.17)     (2.65)   (5.56)
                                                         -----------------------------
--------------------------------------------------------------------------------------
  Total distributions                                     (2.36)     (2.65)   (5.56)
--------------------------------------------------------------------------------------
Net asset value, end of period                           $69.73     $54.94   $50.14
                                                         -----------------------------
--------------------------------------------------------------------------------------
Total Return (%)                                          31.23**    15.27**   6.60**
--------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       31         25       23
--------------------------------------------------------------------------------------
Ratio of expenses (%)                                       .95*      1.03*    1.08*
--------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                  (.08)(g)** 1.11*    1.02*
--------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                  91*        82*      80
--------------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000

(c) For the five months ended August 31, 1999. On July 7, 1999, the Directors changed the fiscal year end of the Fund from March 31 to August 31.

(d) For the period April 3, 1998 (commencement of sale of Barrett International Shares) to March 31, 1999.

(e) Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

(f) Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

(g) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

How to invest in the fund

The following pages tell you how to invest with us and what to expect as a shareholder.

How to Buy and Sell Shares

Barrett Associates sponsors the Barrett International Shares, and will arrange for purchases and sales on your behalf. Please contact your Barrett representative by telephone at 212-983-5080 or in person at 565 Fifth Avenue, New York, NY 10017. Additional information appears below:

Initial investments in Barrett International Shares require a minimum of $25,000. Additional investments can be made in increments of $1,000 or more. These minimums may be waived for Directors and Officers of Scudder International Fund, Inc. and existing shareholders as of April 3, 1998, the date of the creation of the Barrett International Shares.

Purchases and sales may also be made by wire and by mail. Contact your Barrett representative for further information.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Barrett International Shares. The fund does have two other share classes, which are described in separate prospectuses and which have different fees, requirements, and services.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates the share price for its Barrett International Shares every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once you instruct Barrett Associates to place an order for you with Scudder Service Corporation, and it is determined to be a "good order," it will be processed at the next share price calculated.

Because orders placed through Barrett Associates must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of Barrett Associates should be able to tell you when your order will be processed.

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-854-8525.
--------------------------------------------------------------------------------

When Barrett Associates, on your behalf, asks us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, your bank may charge its own fees for handling wires.

The Expedited Redemption Service is designed for investors who want the proceeds from shares they sell to be automatically wired to a bank account. If the proceeds are less than $1,000, we will mail a check to Barrett Associates, on your behalf, rather than wiring the funds to your bank account.

To use the Expedited Redemption Service, you'll need to set it up in advance. Also, please note that if you opened your account by wire, you can't use the Expedited Redemption Service until we have received your written application.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The share price for the fund's Barrett International Shares is the net asset value per share, or NAV. To calculate NAV, the fund uses the following equation, taking figures for this share class only:


                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------     = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board of Directors. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Because the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $25,000 and, after 30 days' notice, you haven't either increased your balance or closed your account; this policy doesn't apply in cases where a fall in share price created the low balance, and it may be waived in certain cases or for certain investors

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o    change, add, or withdraw various services, fees, and account policies

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares.

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional or Barrett Associates representative about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o income dividends you receive from the fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes the fund pays.

The fund will send detailed tax information every January to Barrett Associates, who will forward it to you. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. These reports are mailed by Barrett Associates automatically to fund shareholders (one copy per household).

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents please contact Barrett Associates, Scudder or the SEC. If you're a shareholder and have questions, please contact Barrett Associates or Scudder. Materials you get from Barrett Associates and Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Barrett Associates, Inc.        SEC
565 Fifth Avenue                450 Fifth Street, N.W.
New York, NY 10017              Washington, D.C. 20549-6009
212-983-5080                    1-800-SEC-0330
                                www.sec.gov
Scudder Funds
PO Box 2291
Boston, MA 02107-2291
1-800-854-8525

SEC File Number    811-642

                                                                         SCUDDER
                                                                 INVESTMENTS(SM)
                                                                          [LOGO]


Scudder International Fund

Supplement to Prospectus Dated January 1, 2000

On or about August 14, 2000, Scudder International Fund (the "fund") will offer four classes of shares to provide investors with different purchase options. The four classes are Class S, Class R, Class AARP and Barrett International shares. The Class R shares are described in this supplement to the prospectus.

Class R shares are available for purchase by participants of certain employer-sponsored retirement plans. Class R shares currently are available for purchase through certain financial intermediaries as well as third-party providers and other entities. Share certificates are not available for Class R shares.

The following information supplements the following indicated sections of the prospectus:

The Fund's Track Record

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time. As Class R shares do not have a full calendar year of performance, no past performance information is provided. However, the chart and table below show how the total returns for the fund's Class S have varied from year to year, which may give some idea of risk.

The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. Class S shares are not offered in this supplement to the prospectus but have substantially similar returns because each class of shares is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

            '90       -8.92
            '91       11.78
            '92       -2.64
            '93       36.50
            '94       -2.99
            '95       12.22
            '96       14.55
            '97        7.98
            '98       18.62
            '99       57.89

2000 Total Return as of June 30: -8.92%.
Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                          1 Year              5 Years             10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          57.89                21.06             13.06
--------------------------------------------------------------------------------
Index                     28.27                13.44              7.44
--------------------------------------------------------------------------------

Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund will be redesignated as Class S shares of the fund.

How Much Investors Pay

The Class R shares of this fund have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for the fund's Class R shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                  None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                         0.67%
--------------------------------------------------------------------------------
Service (12b-1) Fee*                                                   0.25%
--------------------------------------------------------------------------------
Other Expenses**                                                       0.38%
                                                                  --------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.30%
--------------------------------------------------------------------------------

*    Payment for administrative services.

** Includes a fixed rate administrative fee of 0.375%. The fees and expenses for Class R shares of the fund are being restated to reflect the implementation of a new fixed rate administrative fee and a new investment management fee rate. These new fees will become effective on or about August 14, 2000.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------
Based on the restated costs above, this example is designed to help you compare the expenses of the fund's Class R shares to those of other funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

       1 Year             3 Years            5 Years             10 Years
--------------------------------------------------------------------------------
        $132                $412               $713               $1,568
--------------------------------------------------------------------------------

Management Fee

On or about August 14, 2000, Scudder International Fund will implement a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                Fee Rate
--------------------------------------------------------------------------------
up to $6 billion                                         0.675%
--------------------------------------------------------------------------------
next $1 billion                                          0.625%
--------------------------------------------------------------------------------
over $7 billion                                          0.600%
--------------------------------------------------------------------------------

Financial highlights
Scudder International Fund -- Class R Shares

--------------------------------------------------------------------------------
                                                          2000(b)    1999(c)
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $54.78     $53.33
                                                          ---------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)                          (.24)      (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                             17.06       1.47
                                                          ---------------------
--------------------------------------------------------------------------------
  Total from investment operations                         16.82       1.45
--------------------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------------------
  Net realized gains on investment transactions            (2.17)        --
--------------------------------------------------------------------------------
Net asset value, end of period                            $69.43     $54.78
                                                          ---------------------
--------------------------------------------------------------------------------
Total Return (%)                                           30.71**     2.72**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                        22        2.8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                       1.46*      1.63*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                   (.39)(d)** (.09)**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   91*        82*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000.

(c) For the period August 2, 1999 (commencement of Class R shares) to August 31, 1999.

(d) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*    Annualized

**   Not annualized

Distributions

Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in Class R shares of the fund unless you request that such policy not be applied to your account.

Purchases

To open an account

Class R shares are available only through employer-sponsored retirement plans. Please consult your plan administrator or plan representative for more information on how to purchase shares.

To buy additional shares

Please consult your plan administrator or plan representative for more information on how to purchase shares.

Exchanges and redemptions

To exchange shares

Shareholders of Class R shares may exchange their Class R shares only for shares of funds authorized for exchange by the applicable plan. Please consult your plan administrator or plan representative for more information concerning exchanges of shares.

To sell shares

Please consult your plan administrator or plan representative for more information on how to sell your shares.

July 14, 2000

                           SCUDDER LATIN AMERICA FUND
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                       SCUDDER GREATER EUROPE GROWTH FUND

                         SUPPLEMENT TO THE STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2000

                           --------------------------


On or about October 2, 2000, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above, all existing shares of Scudder Latin America Fund and Scudder Greater Europe Growth Fund and all Pacific Opportunities Shares of Scudder Pacific Opportunities Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP".


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 28:

Additional Information About Opening an Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.


The following disclosure replaces the disclosure regarding "Minimum balances" on page 29:

Minimum balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

o For Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for Class S and $1,000 for Class AARP; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.



The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 30:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.


The following information replaces the disclosure on page 31 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.




         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
32:

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class
AARP).


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 33:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 36:

Internet access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  36  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 42:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 43:


         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.


The  following   information   replaces  the  information   under   "Performance
Information" on page 44:

                                        Average Annual Total Return for the periods ended April 30, 2000

                                             One year              Five Year             Life of Fund
                                             --------              ---------             ------------

Latin America Fund - Class S                   7.15%                10.64%                12.20%*(1)

Pacific Opportunities Fund - Class S          35.52%                -1.03%                 2.65%*(1)

Greater Europe Growth Fund - Class S          31.25%                25.47%                23.80%*(2)


(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

* If the Adviser had not maintained expenses, the average annual returns for the periods indicated would have been lower.


          Cumulative Total Return for the periods ended April 30, 2000

                                             One year              Five Year             Life of Fund
                                             --------              ---------             ------------

Latin America Fund - Class S                   7.15%                65.81%                134.17%*(1)

Pacific Opportunities Fund - Class S          35.52%                -5.04%                21.34%*(1)

Greater Europe Growth Fund - Class S          31.25%                210.93%               227.31%*(2)


(1) For the period beginning December 8, 1992 (commencement of operations for Latin America Fund and Pacific Opportunities Fund).

(2) For the period beginning October 10, 1994 (commencement of operations for Greater Europe Growth Fund).

* If the Adviser had not maintained expenses, the cumulative total returns for the periods indicated would have been lower.


The following replaces the second paragraph under "Organization of the Funds" on page 46:


         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund, Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fun, organized in June
1997.   Each  series   consists  of  200  million   shares  except  for  Scudder

International Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.


The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 51:

Code of Ethics


         The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The following information replaces the information regarding "Directors and Officers" on page 51:


           DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                Investments, Inc.


Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)


Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC



                                       10

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Keith R. Fox (45)                 Director                Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                Firm (1978-1996)


Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108


Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.            --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                            Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.



* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.

**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, all Trustees and Officers of Scudder Pacific Opportunities Fund and Scudder Latin America Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 1,129,775 shares in the aggregate, or 9.73% of the outstanding shares of Scudder Pacific Opportunities Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 1,987,755 shares in the aggregate, or 9.93% of the outstanding shares of Scudder Latin America Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Pacific Opportunities Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Latin America Fund, except as stated above.

         As of June 15, 2000, all Trustees and Officers of Scudder Greater Europe Growth Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 713,408 shares in the aggregate, or 15.76% of the outstanding shares of Scudder Greater Europe Growth Fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         As of June 15, 2000, 9,283,840 shares in the aggregate, or 20.51% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 2,625,016 shares in the aggregate, or 5.80% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Fidelity Investments Institutional Operations Company, 100 Magellan Way, Covington, KY, 41015 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 6,034,600 shares in the aggregate, or 13.35% of the outstanding shares of Scudder Greater Europe Growth Fund were held in the name of Merrill, Lynch, Pierce, Fenner and Smith, (for the benefit of customers) 4800 Deer Lake Drive East, Jacksonville, FL, 32246 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Greater Europe Growth Fund, except as stated above.


The following information regarding "Other Information" is added on page 63:

The CUSIP number of Scudder Pacific Opportunities Fund Class AARP is 811165-836.

The CUSIP number of Scudder Latin America Fund Class AARP is 811165-844.

The CUSIP number of Scudder Greater Europe Growth Fund Class AARP is 811165-851.

The following  information  regarding the "Administrative  Fee" is added on page
55:

Administrative Fee


         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.650% of average daily net assets for Scudder Pacific Opportunities Fund, 0.650% of average daily net assets for Scudder Latin America Fund and 0.375% of average daily net assets for Scudder Greater Europe Growth Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. With regard to Scudder Pacific Opportunities Fund, Scudder Latin America Fund and Scudder Greater Europe Growth Fund, the administrative fee will become effective on or about October 2, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.


         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.


         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.



July 14, 2000

                               SCUDDER GLOBAL FUND
                      SCUDDER EMERGING MARKETS GROWTH FUND
                           SCUDDER INTERNATIONAL FUND

                         SUPPLEMENT TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED JANUARY 1, 2000

                           --------------------------


On or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International Shares of Scudder International Fund will be redesignated as Class S shares of their respective funds. Shares of Class AARP will be especially designed for members of AARP.


The following information supplements the cover page:


The unaudited Semiannual Report to Shareholders of Scudder Emerging Markets Growth Fund dated April 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information. The unaudited Semiannual Reports to Shareholders of Scudder Global Fund and Scudder International Fund dated February 29, 2000 are incorporated by reference and hereby deemed to be part of this Statement of Additional Information.


Effective September 11, 2000, the following disclosure replaces the first sentence of the first paragraph under the heading "Scudder Global Fund" on page 2 of the Statement of Additional Information:

         Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. Scudder Global Fund will not invest in securities issued by tobacco-producing companies.


The following information supplements "General Investment Objective and Policies" on page 2:

         Effective on or about September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including: (i) diversifying broadly among companies, industries, countries and regions; (ii) focusing on high-quality companies with reasonable valuations; and (iii) generally focusing on countries with developed economies. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. In addition, Scudder Global Fund will also not invest in securities issued by tobacco-producing companies.

The following disclosure replaces the disclosure regarding "Scudder International Fund" on page 7:

         The Fund offers four classes of shares: Class S (formerly International Shares), Class AARP, Barrett International Shares, and Class R shares (collectively, the "Shares").


The following disclosure replaces the disclosure regarding "Additional Information About Opening an Account" on page 23:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.


The following disclosure replaces the disclosure regarding "Minimum balances" on page 24:

Minimum balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:


         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and


         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 24:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


         Investors interested in making subsequent investments in Class AARP of a Fund should call 1-800-253-2277 for further instruction.


The following information replaces the disclosure on pages 25 and 26 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of each fund will not issue certificates representing shares in connection with the reorganization.


Other Information


         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.




         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
26:

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding.
(See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

The following disclosure replaces the disclosure regarding "Redemptions" on page 28:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed
                  exactly   as  the   shareholder's   name(s)   appears  on  the
                  account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 31 and applies to each class of each fund except as noted:


For Scudder International Fund, the following information applies to Class S Shares only. For information regarding account access for R Class shares, please contact your plan administrator/ plan representative.


Internet access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  31  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 36:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 37:


         Shareholders may arrange to make periodic investments in R Class and Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for R Class and Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The  following   information   replaces  the  information   under   "Performance
Information" on page 38:


       Average Annual Total Returns for the period ended February 29, 2000

                                                    1 Year       5 Years        10 Years    Life of Fund

                                       9

        Emerging Markets Growth Fund - Class
            S^(1)*                                 19.24%           --             --             3.27%^(2)
        Global Fund - Class S*                     25.77%         17.20%         12.37%              --
        International Fund - Class S*              57.60%         21.71%         13.37%              --

^(1) For the period ending April 30, 2000. Total returns would have been lower if expenses had not been maintained.
^(2)     For the period beginning May 8, 1996 (commencement of operations).

* Since Class R shares (in the case of International Fund) and Class AARP shares (in the case of each fund) are new classes of shares, no performance information is available. However, Class R and Class AARP shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses differ.


     Cumulative Annual Total Returns for the period ended February 29, 2000

                                                  1 Year         5 Years        10 Years    Life of Fund

        Emerging Markets Growth Fund - Class
           S^(1)                                  19.24%            --             --            13.65%^(2)
        Global Fund - Class S                     25.77%         121.17%        221.08%              --
        International Fund - Class S              57.60%         167.07%        250.66%              --

^(1)      For the period ended April 30, 2000.
^(2)      For the period beginning May 8, 1996 (commencement of operations).

The  following   replaces  the  second,   third  and  fourth   paragraphs  under
"Organization of the Funds" on page 41:

         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each offered series consists of 200 million shares except for the Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, the Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Scudder Global Fund is a series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Fund is further divided into two classes of shares, Class AARP and Class S shares.

         The authorized capital stock of Global/International Fund, Inc. consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series (or class) as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.


The  following   information   replaces  the  fifth  complete   paragraph  under
"Investment Adviser" on page 43:


The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on June 7, 1999 for Scudder Global Fund and Scudder Emerging Markets Growth Fund. The Agreement for Scudder International Fund was approved at a shareholder meeting held on February 7, 2000 and will become effective on or about August 14, 2000. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporations, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporations' Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.


The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 44:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The  following   information   replaces  the  first  complete   paragraph  under
"Investment Adviser" on page 44:

For Scudder Kemper's services, Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion. The investment advisory fees for the fiscal years ended March 31, 1999, 1998 and 1997 were $23,819,941, $22,491,681, and $20,989,160, respectively. For the five months ended August 31, 1999, the investment advisory fees pursuant to the Agreement amounted to $11,269,103, of which $2,432,369 was unpaid at August 31, 1999.




The following information replaces the information regarding "Directors and Officers" on page 44:


         DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC. AND
                         GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.


Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business           --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)


Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                      --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,             --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                 --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

                                       12

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108


Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.          --
(address)

Elizabeth J. Allan (46) #         Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

Irene T. Cheng (46) #             Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Joyce E. Cornell (56) #           Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Susan E. Dahl (35) #              Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Edmund B. Games, Jr. (62) +       Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Theresa Gusman (40) #             Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Gerald J. Moran ++ (61)           Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

Sheridan Reilly (48) #            Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

Isabel M. Saltzman+ (45)          Vice President          Managing Director of Scudder Kemper             --
                                                          Investments, Inc.

                                       13

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Shahram Tajbakhsh (43) ##         Vice President          Senior Vice President of Scudder                --
                                                          Kemper Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                --
                                  Secretary               Investments, Inc.


*        Ms.  Coughlin and Mr.  Zaleznick  are  considered  by the Funds and its
         counsel  to  be   "interested   persons"  of  the  Adviser  or  of  the
         Corporation as defined in the 1940 Act.

**       Unless  otherwise   stated,   all  officers  and  directors  have  been
         associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154


         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, all Trustees and Officers of Scudder Global Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 5,495,546 shares in the aggregate, or 10.80% of the outstanding shares of Scudder Global Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, all Trustees and Officers of Scudder Emerging Markets Growth Fund and Scudder International Fund, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 1,031,836 shares in the aggregate, or 13.67% of the outstanding shares of as of Scudder Emerging Markets Growth Fund. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

         As of June 15, 2000, 636,831 shares in the aggregate, or 8.44% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 590,934 shares in the aggregate, or 7.82% of the outstanding shares of Scudder Emerging Markets Growth Fund were held in the name of State Street Bank and Trust, Custodian for Scudder Pathway Series: Balanced Portfolio, One Heritage Drive, Quincy, MA 02171 who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 9,663,857 shares in the aggregate, or 12.44% of the outstanding shares of Scudder International Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Global Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Emerging Markets Growth Fund, except as stated above.

         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder International Fund, except as stated above.

The following  information  regarding the "Administrative  Fee" is added on page
53:

Administrative Fee


         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of its average daily net assets for Scudder International Fund and Scudder Global Fund, and 0.65% of Scudder Emerging Markets Growth Fund's average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 14, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 2, 2000 for Scudder Emerging Markets Growth Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.


         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

The following information regarding "Other Information" is added on page 69:

The CUSIP number of Scudder Global Fund Class AARP is 378947-873.

The CUSIP number of Scudder International Fund Class AARP is 811165-828.

The  CUSIP  number  of  Scudder  Emerging  Markets  Growth  Fund  Class  AARP is
811165-869.



July 14, 2000

                          Barrett International Shares

                                       of

                           SCUDDER INTERNATIONAL FUND
                  A Series of Scudder International Fund, Inc.



                      A Mutual Fund Which Seeks to Provide
                      Long-Term Growth of Capital Primarily
                         From Foreign Equity Securities






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 14, 2000



--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Barrett International Shares, a class of Scudder International Fund, dated July 14, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Report to Shareholders dated August 31, 1999 an unaudited Semi-Annual Report to Shareholders dated February 29, 2000 for Scudder International Fund -- Barrett International Shares is incorporated by reference and is hereby deemed to be a part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                            Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES...................................1
         General Investment Objective and Policies.............................1
         Investments...........................................................1
         Master/feeder structure...............................................2
         Special Considerations................................................3
         Specialized Investment Techniques.....................................6
         Investment Restrictions..............................................17

PURCHASES.....................................................................18
         Redemption-in-Kind...................................................19
         Other Information....................................................19

REDEEMING SHARES..............................................................19

FEATURES AND SERVICES OFFERED BY THE FUND.....................................20

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................20

PERFORMANCE INFORMATION.......................................................20
         Average Annual Total Return..........................................20
         Cumulative Total Return..............................................21
         Total Return.........................................................21
         Comparison of Fund Performance.......................................21

FUND ORGANIZATION.............................................................22

INVESTMENT ADVISER............................................................24

Code of Ethics................................................................27

DIRECTORS AND OFFICERS........................................................27

REMUNERATION..................................................................30
         Responsibilities of the Board-- Board and Committee Meetings.........30
         Compensation of Officers and Directors...............................30

DISTRIBUTOR...................................................................31

TAXES    33

PORTFOLIO TRANSACTIONS........................................................36
         Brokerage Commissions................................................36
         Portfolio Turnover...................................................37

NET ASSET VALUE...............................................................37

ADDITIONAL INFORMATION........................................................38
         Experts..............................................................38
         Other Information....................................................38

FINANCIAL STATEMENTS..........................................................40

APPENDIX......................................................................41

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------

         Scudder International Fund (the "Fund"), is a diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act") which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund. The Fund currently offers three classes of shares: Barrett International Shares (the "Shares"), International Shares, and Class R shares. On or about August 14, 2000 the Fund will offer a fourth class of shares, Class AARP and the International Shares will be redesignated Class. This Statement of Additional Information applies only to the Shares.

         Except as otherwise indicated, the Fund's objectives and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that the Fund will achieve its objective. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

General Investment Objective and Policies

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         The Fund's investment objective is to seek long-term growth of capital primarily from foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-U.S. companies and economies that are believed to have prospects for growth.

         The Fund invests in companies, wherever organized, which do business primarily outside the United States.

         The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S. The Fund does not intend to concentrate investments in any particular industry.

Investments

         The Fund generally invests in equity securities of established companies, listed on foreign exchanges (although the Fund may invest in securities traded over the counter), which the "Adviser" believes have favorable characteristics. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

         When the Adviser believes that it is appropriate to do so in order to achieve the Fund's investment objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities. Such debt securities include debt securities of governments, governmental agencies, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (the "Euro"). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and decline as interest rates rise. The Fund will predominantly purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., ("S&P") or, if unrated, judged by the Adviser to be of equivalent quality. The Fund may also invest up to 5% of its total assets in debt securities which are rated below investment-grade (see "Risk factors").

         The Fund intends to diversify investments among several countries and normally to have investments in securities of at least three different countries other than the U.S. The Fund will invest primarily in securities of issuers in the 21 developed foreign countries included in the Morgan Stanley Capital International ("MSCI") World ex-US Index, but may invest in "emerging markets." The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any of the International Bank of Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. It is expected that the Fund's investments will include companies of varying size as measured by assets, sales or market capitalization.

         The major portion of the Fund's assets consists of equity securities of established companies listed on recognized exchanges; the Adviser expects this condition to continue, although the Fund may invest in other securities. In selecting securities for the Fund's portfolio, the Adviser applies a disciplined, multi-part investment approach for selecting stocks for the Fund. In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: strong competitive positioning, above-average earnings growth per share, high return on invested capital, healthy balance sheets and overall financial strength, strength of management and general operating characteristics which will enable the companies to compete successfully in the marketplace. The Adviser will further seek to have broad country representation, favoring those countries that it believes have sound economic conditions and open markets. The Adviser will also look for opportunities on a macro-economic level, seeking to identify major changes in the business environment and companies that are poised to benefit from these changes. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies. The Adviser will typically sell an investment when certain criteria are met, including but not limited to: the price of the security reaches the Adviser's assessment of its fair value; the underlying investment theme is judged by the Adviser to have matured; or if the original reason for investing in the security no longer applies or is no longer valid.

         The Fund may hold up to 20% of its net assets in U.S. and foreign fixed income securities for temporary defensive purposes when the Adviser believes that market conditions so warrant. The Fund may invest up to 20% of its assets under normal conditions, and without limit for temporary defensive purposes, in cash or cash equivalents including domestic and foreign money market instruments, short-term government and corporate obligations and repurchase agreements, when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In addition, the Fund may engage in reverse repurchase agreements, illiquid securities and strategic transactions, which may include derivatives.

         Foreign securities such as those purchased by the Fund may be subject to foreign governmental taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         From time to time, the Fund may be a purchaser of illiquid securities, such as restricted debt or equity securities (i.e., securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to be sold in the ordinary course of business) in a private placement. (See "Illiquid Securities.")

Master/feeder structure

         The Board of Directors of the Fund ("the Board" or "the Directors") has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Special Considerations

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less governmental supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

         Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging markets, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While the Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

         The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

         Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets for the risk ratings of selected emerging market countries' sovereign debt securities.

         The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

         Income from securities held by the Fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies.

Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stock also offers greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Depository Receipts. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), International Depository Receipts ("IDRs") and other types of Depository Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depository Receipts"). Prices of unsponsored Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Warrants. The Fund may invest in warrants up to 5% of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Foreign Securities. The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified group of securities of companies, wherever organized, which do business primarily outside the U.S., and foreign governments. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Fund's investment policy, the Fund is not intended to provide a complete investment program for an investor.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgements in foreign courts. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in most foreign countries than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Many of the currencies of foreign countries have experienced a steady devaluation relative to the United States. Any future devaluation may have a detrimental impact on any investments made by the Fund. The currencies of most some foreign countries are not freely convertible into other currencies and are not internationally traded. The Fund will not invest its assets in non-convertible fixed income securities denominated in currencies that are not freely convertible into other currencies at the time the investment is made.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Specialized Investment Techniques

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs and experience conversion difficulties and uncertainties in connection with conversions between various currencies. In particular, the Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

         In addition, many foreign currencies have experienced significant devaluation relative to the dollar. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Trust Preferred Securities. The Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

          If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities including bonds of foreign governments, supranational organizations and private issuers, including bonds denominated in the Euro. Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P' or, if unrated, judged to be of equivalent quality, as determined by the Adviser. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The lower that a bond is rated, the greater their risks render them similar to equity securities. To the extent that the Fund invests in high-grade securities, the Fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

High Yield/High Risk Bonds. The Fund may also purchase, to a limited extent, debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated below Baa by Moody's or below BBB by S&P, and unrated securities, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 5% of its total assets in securities rated BB or lower by Moody's or Ba by S&P, and may invest in securities which are rated D by S&P. Securities rated D may be in default with respect to payment of principal or interest. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         High yield, high-risk securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of the Fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interests of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

         For more information regarding tax issues related to high yield securities, see "TAXES."

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Corporation's Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed upon time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing, and will not be made unless, in the judgement of the Adviser, the consideration to be earned from such loans would justify their risks. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

         In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. A Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter a Fundamental investment purposes and characteristics of a Fund and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         A Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract, subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         A Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts, other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, for risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         A Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates. The purchase of an option on futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         A Fund will generally not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into any offsetting position) to cover its obligations under swaps, the Adviser and a Fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires a Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid securities denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and, possibly, daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, short-term debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Zero Coupon Securities. Global Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and

Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Global Fund is "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Convertible Securities. Emerging Markets Growth Fund and Global Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be in good standing. The value of the securities loaned will not exceed 5% of the value of a Fund's total assets at the time any loan is made.

Borrowing. Each Fund may not borrow money, except as permitted under Federal law. Each Fund will borrow only when the Adviser believes that borrowing will benefit a Funds after taking into account considerations such as the costs of the borrowing. Each Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, a Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Investment Restrictions

         The fundamental policies of the Fund set forth below may not be changed without the approval of a majority of the Fund's outstanding shares. As used in this Statement of Additional Information, a "majority of the Fund's outstanding shares" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. The Fund has elected to be classified as a diversified series of an open-end investment company.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

         In addition, as a matter of fundamental policy, the Fund may not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans to other persons, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Directors of the Corporation have voluntarily adopted certain non-fundamental policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of the shareholders. As a matter of non-fundamental policy, the Fund does not currently intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.


         The  foregoing  nonfundamental  policies  are in  addition  to policies
otherwise   stated  in  the  Prospectus  or  in  this  Statement  of  Additional
Information.


PURCHASES
---------

         There is a $25,000 minimum initial investment in the Shares. The minimum subsequent investment in the Shares is $1,000. Investment minimums may be waived for Directors and officers of the Corporation and certain other affiliates and entities. The Fund and Scudder Investor Services, Inc. (the "Distributor") reserve the right to reject any purchase order. All funds will be invested in full and fractional Shares.

         The Shares can be purchased and sold exclusively by investors through Barrett Associates, Inc. ("Barrett Associates"), 565 Fifth Avenue, New York, NY 10017. Investors wishing to purchase or sell Shares should contact their

Barrett Associates representative at 212-983-5080, or in person at the above address. A Barrett Associates representative will then execute the order through Scudder Service Corporation, a subsidiary of the Adviser (the "Transfer Agent"). Due to the desire of the Corporation to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Orders for Shares of the Fund will be executed at the net asset value per Share next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited with any dividends and capital gains distributions that are paid in additional Shares. See "Distribution and Performance Information -- Dividends and Capital Gains Distributions" in the Shares' Prospectus.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         The Fund has authorized certain members of the NASD other than the Distributor (namely, Barrett Associates) to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Board of Directors and the Distributor, each has the right to limit the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of the Fund at any time.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), may be returned to the investor if a correct, certified tax identification number and certain other required certificates are not supplied.

         The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


REDEEMING SHARES
----------------

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to the Fund during any period when (i) trading on the New York Stock Exchange (the "Exchange") is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of Fund securities or determination of the value of the net assets of the Fund not reasonably practicable.

         A shareholder's account remains open for up to one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments.

FEATURES AND SERVICES OFFERED BY THE FUND
-----------------------------------------

         Special Monthly Summary of Accounts. A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in the Fund. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Corporation. For information on the special monthly summary of accounts, contact the Corporation.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
-----------------------------------------

         The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

         If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

         Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax return.

         The Fund intends to distribute its investment company taxable income and any net realized capital gains in November or December to avoid federal excise tax, although an additional distribution may be made if necessary.

         Both  types of  distributions  will be made in  Shares  of the Fund and confirmations will be mailed to Barrett Associates, on behalf of each shareholder, unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in Shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to Barrett Associates, on behalf of each shareholder, a statement of the federal income tax status of all distributions in the prior calendar year.

PERFORMANCE INFORMATION
-----------------------

         From time to time, quotations of the Shares' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in the Shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

         Where:

                  P        =        a hypothetical initial investment of $1,000
                  T        =        Average Annual Total Return
                  n        =        number of years
                  ERV      =        ending  redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended February 29, 2000

                                        One Year             Life of Class*

                                           57.94%               28.44%

*The Class commenced operations on April 3, 1998.

Cumulative Total Return

         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Shares and assume that all dividends and capital gains distributions during the period were reinvested in the Shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1

                  Where:

                           C        =       Cumulative Total Return
                           P        =       a hypothetical initial investment of
                                            $1,000
                           ERV      =       ending  redeemable  value:  ERV is
                                            the   value,   at  the  end  of  the
                                            applicable period, of a hypothetical
                                            $1,000   investment   made   at  the
                                            beginning of the applicable period.


           Cumulative Total Return for periods ended February 29, 2000

                                        One Year             Life of Class*

                                           57.94%               61.28%

*The Class commenced operations on April 3, 1998.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests.

                           From  time to  time,  in  advertising  and  marketing
                  literature, The Shares' performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in the Adviser's college planning program.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund and the Shares. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund.

FUND ORGANIZATION
-----------------

         The Corporation was organized as Scudder Fund of Canada Ltd. in Canada in 1953 by the investment management firm of Scudder, Stevens & Clark, Inc. On March 16, 1964, the name of the Corporation was changed to

Scudder International Investments Ltd. On July 31, 1975, the corporate domicile of the Corporation was changed to the U.S. through the transfer of its net assets to a newly formed Maryland corporation, Scudder International Fund, Inc., in exchange for shares of the Corporation which then were distributed to the shareholders of the Corporation.

                  The authorized  capital stock of the  Corporation  consists of
1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund and Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each offered series consists of 200 million shares except for the Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, the Class AARP, Class S, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, Class AARP and Class S shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors. The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Directors, in their discretion, may authorize the additional division of shares of the Corporation (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         Pursuant to the approval of a majority of stockholders, the Corporation's Directors have the discretion to retain the current distribution arrangement while investing in a master fund in a master/feeder fund structure if the Board determines that the objectives of the Fund would be achieved more efficiently thereby.

         The Corporation's Amended and Restated Articles of Incorporation (the "Articles") provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act, shall not be liable to the Corporation or its shareholders for damages. Maryland law currently provides that Directors shall be immune from liability for any action taken by them in good faith, in a manner reasonably believed to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation consistent with applicable law.


INVESTMENT ADVISER
------------------

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a Delaware corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Corporation's Directors on October 29, 1997. At the special meeting of the Fund's stockholders held on October 27, 1997, the stockholders also approved the new investment management agreement. The new investment management agreement (the "Agreement") became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement (the "Agreement") with the Adviser, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. The Agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held on December 15, 1998.

         The Agreement dated September 7, 1998 was approved by the Directors on August 6, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days written notice and automatically terminate in the event of their assignment.

         Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject always to the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Corporation.

         Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Corporation's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the Commission and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Directors, officers and executive employees of the Fund affiliated with the Adviser and makes available, without expense to the Fund, the services of such Directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

         On February 7, 2000, a new investment management agreement was approved by the Board and will become effective on August 14, 2000. For the Adviser's services, as of August 14, 2000 Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion.

         Under the Agreement between the Fund and the Adviser, effective September 7, 1998 until August 14, 2000, the management fee payable under the Agreement is equal to an annual rate of approximately 0.90% of the first $500,000,000 of average daily net assets, 0.85% of the next $500,000,000 of such net assets, 0.80% of the next $1,000,000,000 of such net assets, 0.75% of the next $1,000,000,000 of such net assets, and 0.70% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

         Under the Agreement between the Fund and the Adviser which was in effect prior to September 5, 1996 (the "Agreement"), the Fund agreed to pay to the Adviser a fee equal to an annual rate of 0.90% on the first $500,000,000 of the Fund's average daily net assets, 0.85% on the next $500,000,000, 0.80% on the next $1,000,000,000, and 0.75% of such net assets in excess of $2,000,000,000, computed and accrued daily and payable monthly.

         The net investment advisory fees for the fiscal years ended March 31, 1999, 1998 and 1997 were $23,819,941, $22,491,681 and $20,989,160, respectively, of which $2,051,746 was unpaid at March 31, 1999.

         Under the Agreement the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors of the Corporation with respect thereto.

         The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Directors of the Corporation who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Directors of the Corporation may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.


Code of Ethics
--------------

         The Fund, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


DIRECTORS AND OFFICERS
----------------------

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)



                                       27

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Director                Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108

Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.            --
(address)

Elizabeth J. Allan (46) #         Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

Irene T. Cheng (46) #             Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Joyce E. Cornell (56) #           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Susan E. Dahl (35) #              Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Edmund B. Games, Jr. (62) +       Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Theresa Gusman (40) #             Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.



                                       28

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Gerald J. Moran ++ (61)           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Sheridan Reilly (48) #            Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

Isabel M. Saltzman+ (45)          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Shahram Tajbakhsh (43) ##         Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.


* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.


         As of June 15, 2000, 9,663,857 shares in the aggregate, or 12.44% of the outstanding shares of Scudder International Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA, 94101 who may be deemed to be beneficial owner of such shares.


         To the knowledge of the Fund, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder International Fund, except as stated above.

The Directors and officers of the Corporation also serve in similar capacities with other Scudder Funds.

REMUNERATION
------------

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All of the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Funds of Scudder International Fund, Inc.: an annual director's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of the Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at
directors'   educational  seminars  or  conferences,   service  on  industry  or
association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation. The newly-constituted Board may determine to change its compensation structure.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1998 from the Corporation and from all of the Scudder funds as a group.




                                   Scudder International Fund, Inc.*                 All Scudder Funds
                                   ---------------------------------                 -----------------

                                      Paid by             Paid by          Paid by                Paid by
     Name                         the Corporation      the Adviser(1)      the Funds           the Adviser(1)
     ----                         ---------------      --------------      ---------           --------------

     Paul Bancroft III,               $45,200              $2,550          $174,200               $ 8,925
     Director                                                             (25 Funds)

     Sheryle J. Bolton,               $45,200              $0.00           $149,050                  $0
     Director                                                             (23 Funds)

     William T. Burgin,               $45,200              $2,550          $150,950                $8,920
     Director                                                             (23 Funds)



                                       30

                                   Scudder International Fund, Inc.*                 All Scudder Funds
                                   ---------------------------------                 -----------------

                                      Paid by             Paid by          Paid by                Paid by
     Name                         the Corporation      the Adviser(1)      the Funds           the Adviser(1)
     ----                         ---------------      --------------      ---------           --------------

     Thomas J. Devine,                $45,200              $2,550          $178,000                $8,920
     Director                                                             (24 Funds)

     Keith R. Fox, Director           $46,700              $2,550          $156,800                $8,920
                                   (23 Funds)

     William H. Gleysteen,            $45,200              $2,550         $123,200***              $4,675
     Jr., Honorary Director                                               (17 Funds)

     William H. Luers,                $40,700              $2,550          $147,050                $8,925
     Director                                                             (26 Funds)

     Wilson Nolen, Honorary           $45,200              $2,550          $189,075                $6,375
     Director                                                             (24 Funds)

     Joan E. Spero**                  $10,008              $0.00            $29,736                $0.00
                                   (23 Funds)

(1) Meetings associated with the Adviser's alliance with B.A.T Industries p.l.c. See "Investment Adviser" for additional information.
* Scudder International Fund, Inc. consists of eight funds: Scudder International Fund, Scudder Latin America Fund, Scudder Pacific
         Opportunities Fund, Scudder Greater Europe Growth Fund, Scudder Emerging Markets Growth Fund, Scudder International Growth and Income Fund, Scudder International Growth Fund and Scudder International Value Fund.
**       Elected as Director of the Corporation in September, 1998.
*** This amount does not reflect $6,208 in retirement benefits accrued as part of Fund Complex expenses, and $3,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.



DISTRIBUTOR
-----------

         The Corporation has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Directors on August 6, 1998.

Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the Commission of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

         As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

Administrative Fee

         The Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of its average daily net assets for Scudder International Fund average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 14, 2000 for Scudder International Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

TAXES
-----

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         If for any taxable year the Fund does not qualify for special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such an event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each Share so received equal to the net asset value of a Share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in the Fund's portfolio similar to the stocks on which the index is based. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulations regulatories may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the

Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


PORTFOLIO TRANSACTIONS
----------------------

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Directors review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         For the fiscal year ended August 31, 1999 and for the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid brokerage commissions of $____ $9,926,570, $6,904,371.62 and $5,275,727 respectively. For the fiscal year ended March 31, 1999, $9,741,020 (98.13%) of the total brokerage commissions paid by the Fund resulted from orders for transactions, placed consistent with the policy of seeking to obtain the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Fund or the Adviser. The amount of such transactions aggregated $4,239,712,028 (95.76% of all brokerage transactions). The balance of such brokerage was not allocated to particular broker or dealer with regard to the above-mentioned or other special factors.

Portfolio Turnover
------------------

         The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. The Fund's portfolio turnover rates for the fiscal years ended August 31, 1999 and March 31, 1999, 1998 and 1997 were 81.5%, 79.9%, 55.7% and 35.8%, respectively.
Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

NET ASSET VALUE
---------------

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or a Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the

Fund attributable to the shares of that class, less all liabilities attributable to the shares of that class, by the total number of shares of that class outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Corporation's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


ADDITIONAL INFORMATION
----------------------

Experts

         The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers, LLP is responsible for performing annual and semiannual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of the Shares is 811165703.

         The Fund has a fiscal year end of August 31.

         The Fund employs Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109 as Custodian for the Fund.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee of $26.00 for each retail account and $29.00 for each retirement account. The Fund incurred fees of $4,857 for the Shares and $3,098,197 for the International Shares, respectively, during the fiscal year ended March 31, 1999 of which $254,188 was unpaid at March 31, 1999.
 . Prior to the inception of the Barrett International Shares, the International Shares of the Fund incurred fees of, $3,394,358 and $3,050,321 during the fiscal years ended March 31, 1998 and 1997, respectively.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The Fund incurred fees of $893,682, $838,885 and $795,122 during the fiscal years ended March 31, 1999, 1998 and 1997 respectively, of which $150,939 was unpaid at March 31, 1999 for the fiscal year ended March 31, 1999. For the fiscal year ended the fee was $___.

         Kemper Service Corporation ("KSvC"), 811 Main Street, Kansas City, Missouri, 64105-2005, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for Class R shares of the Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays KSvC a fee of $5.00 for each new account, an annual fee of $18.00 for each account maintained for a participant, an asset-based fee of 0.08% and out-of-pocket reimbursement.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the International Shares of the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for such accounts. The International Shares of the Fund pays Scudder Trust Company an annual fee of $29 per shareholder account. The International Shares of the Fund incurred fees of $2,067,603, $1,561,049 and $930,582 during the fiscal years ended March 31, 1999, 1998 and 1997, respectively, of which $368,765 was unpaid at March 31, 1999 for the fiscal year ended March 31, 1999. For the fiscal year ended the fee was $___.

         The Share's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the Commission under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the Commission in Washington, D.C.

FINANCIAL STATEMENTS
--------------------

         The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 1999 and the unaudited semi-annual report dated February 29, 2000 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information by reference in its entirety.

APPENDIX
--------

         The following is a description of the ratings given by Moody's and S&P to corporate bonds.

Ratings of Corporate Bonds

         S&P: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        SCUDDER INTERNATIONAL FUND, INC.
                                     PART C.

                                OTHER INFORMATION

Item 23.      Exhibits
--------      --------

                (a)                   (a)(1)    Articles of Amendment and Restatement of the Registrant as of
                                                January 24, 1991.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (a)(2)    Articles Supplementary dated September 17, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (a)(3)    Articles Supplementary dated December 1, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (a)(4)    Articles Supplementary dated August 3, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (a)(5)    Articles Supplementary dated February 20, 1996.
                                                (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                                Amendment No. 46 to the Registration Statement.)

                                      (a)(6)    Articles Supplementary dated September 5, 1996.
                                                (Incorporated by reference to Exhibit 1(f) to Post-Effective
                                                Amendment No. 52 to the Registration Statement.)

                                      (a)(7)    Articles Supplementary dated December 12, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                      (a)(8)    Articles Supplementary dated March 3, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                      (a)(9)    Articles Supplementary dated December 23, 1997.  (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration
                                                Statement.)

                                      (a)(10)   Articles Supplementary dated March 2,1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration
                                                Statement.)

                                      (a)(11)   Articles Supplementary dated March 31, 1998. (Incorporated by reference to Post-Effective Amendment No. 65 to the Registration
                                                Statement.)

                                      (a)(12)   Articles of Transfer from Scudder Institutional Fund Inc., dated
                                                April 3, 1998. (Incorporated by reference to Post-Effective
                                                Amendment No. 67 to the Registration Statement.)


                                      (a)(13)   Articles Supplementary dated June 7, 1999.
                                                (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                                      (a)(14)   Articles Supplementary dated March 31, 2000 is incorporated by reference to Post-Effective Amendment No. 79 to the Registration
                                                Statement.

                (b)                   (b)(1)    Amended and Restated By-Laws of the Registrant dated March 4,
                                                1991. (Incorporated by reference to Post-Effective Amendment No.
                                                56 to the Registration Statement.)

                                      (b)(2)    Amended and Restated By-Laws of the Registrant dated September 20,
                                                1991. (Incorporated by reference to Post-Effective Amendment No.
                                                56 to the Registration Statement.)

                                      (b)(3)    Amended and Restated By-Laws of the Registrant dated December 12,
                                                1991. (Incorporated by reference to Post-Effective Amendment No.
                                                56 to the Registration Statement.)

                                      (b)(4)    Amended and Restated By-Laws of the Registrant dated September 4,
                                                1996. (Incorporated by reference to Post-Effective Amendment No.
                                                55 to the Registration Statement.)

                                      (b)(5)    Amended and Restated By-Laws of the Registrant dated December 3,
                                                1997. (Incorporated by reference to Post-Effective Amendment No.
                                                59 to the Registration Statement.)

                                      (b)(6)    Amended and Restated By-Laws of the Registrant dated February 7,
                                                2000 filed herein.

                (c)                             Inapplicable.

                (d)                   (d)(1)    Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Kemper Investments,
                                                Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(2)    Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper Investments,
                                                Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(3)    Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder Kemper
                                                Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(4)    Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper
                                                Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                       2

                                      (d)(5)    Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder Kemper
                                                Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(6)    Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and Scudder
                                                Kemper Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(7)    Investment Management Agreement between the Registrant, on behalf of Scudder International Value Fund, and Scudder Kemper
                                                Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(8)    Investment Management Agreement between the Registrant, on behalf of Scudder International Growth Fund, and Scudder Kemper
                                                Investments, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (d)(9)    Form of Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, Inc. and Scudder Kemper
                                                Investments, Inc. dated August 28, 2000 is filed herein.

                                      (d)(10)   Amended and Restated Investment Management Agreement between the
                                                Registrant, on behalf of Scudder Pacific Opportunities Fund and
                                                Scudder Kemper Investments, Inc. dated May 8, 2000 is filed herein.

                (e)                   (e)(1)    Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc. dated September 7, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (e)(2)    Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc. dated May 8, 2000 is filed herein.

                (f)                             Inapplicable.

                (g)                   (g)(1)    Custodian Contract between the Registrant, on behalf of Scudder
                                                Latin America Fund, and Brown Brothers Harriman & Co. dated
                                                November 25, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(2)    Custodian Contract between the Registrant, on behalf of Scudder
                                                Pacific Opportunities Fund, and Brown Brothers Harriman & Co.
                                                dated November 25, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       3

                                      (g)(3)    Custodian Contract between the Registrant, on behalf of Scudder
                                                Greater Europe Growth Fund, and Brown Brothers Harriman & Co.
                                                dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                      (g)(4)    Custodian Contract between the Registrant and Brown Brothers
                                                Harriman & Co. dated March 7, 1995.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                      (g)(5)    Fee schedule for Exhibit (g)(4).
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                      (g)(6)    Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Morgan Guaranty Trust Company of New York, Brussels
                                                office, dated November 15, 1976.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(7)    Fee schedule for Exhibit (g)(6).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(8)    Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                                The Bank of New York, London office, dated January 30, 1979.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(9)    Fee schedule for Exhibit (g)(8).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(10)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Singapore office, dated
                                                June 9, 1980.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(11)   Fee schedule for Exhibit (g)(10).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                                      (g)(12)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated
                                                June 4, 1979.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(13)   Fee schedule for Exhibit (g)(12).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       4

                                      (g)(14)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Citibank, N.A. New York office, dated July 16, 1981.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (g)(15)   Fee schedule for Exhibit (g)(14).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                (h)                   (h)(1)    Transfer Agency and Service Agreement between the Registrant and
                                                Scudder Service Corporation dated October 2, 1989.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (h)(2)    Fee schedule for Exhibit (h)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (h)(3)    Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation dated June 8, 1995.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                      (h)(4)    Letter Agreement between the Registrant and Cazenove, Inc. dated
                                                January 23, 1978, with respect to the pricing of securities.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (h)(5)    COMPASS and TRAK 2000 Service Agreement between the Registrant and
                                                Scudder Trust Company dated October 1, 1995.
                                                (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                      (h)(6)    Shareholder Services Agreement between the Registrant and Charles
                                                Schwab & Co., Inc. dated June 1, 1990.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (h)(7)    Administrative Services Agreement between the Registrant and
                                                McGladrey & Pullen, Inc. dated September 30, 1995.
                                                (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                      (h)(8)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Fund
                                                Accounting Corporation dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                      (h)(9)    Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Fund Accounting
                                                Corporation dated April 12, 1995 is
                                                incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.

                                       5

                                      (h)(10)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Latin America Fund, dated May 17, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                      (h)(11)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                      (h)(12)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund dated May 8, 1996.
                                                (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective
                                                Amendment No. 49 to the Registration Statement.)

                                      (h)(13)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June
                                                3, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                      (h)(14)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth Fund dated June 30, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (h)(15)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Value Fund dated June 30, 1998.
                                                (Incorporated by reference to Post-Effective Amendment No. 67 to the Registration Statement.)

                                      (h)(16)   Administrative Services Agreement between Scudder International
                                                Fund, Inc., on behalf of Scudder International Fund, and Scudder
                                                Investors Service Company.
                                                (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                                      (h)(17)   Fee schedule for Exhibit (h)(16).
                                                (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                                      (h)(18)   Agency Agreement between Scudder International Fund, Inc., and
                                                Kemper Service Company dated June 7, 1999.
                                                (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                                      (h)(19)   Form of Administrative Agreement between the Registrant on behalf of Scudder International Fund, Inc. and Scudder Kemper
                                                Investments, Inc. dated October 2, 2000 is filed herein.

                (i)                             Opinion and Consent of Counsel is filed herein.

                (j)                             Report of Independent Accountants is filed herein.

                (k)                             Inapplicable.

                                       6

                (l)                             Inapplicable.

                (m)                             Rule 12(b)-1 and Administrative Services Plan with respect to
                                                Scudder International Fund Class R shares.
                                                (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                (n)                   (n)(1)    Plan with respect to Scudder International Fund pursuant to
                                                Rule 18f-3.
                                                (Incorporated by reference to Post-Effective Amendment No. 58
                                                Exhibit (o)(1) to the Registration Statement.)

                                      (n)(2)    Amended Plan with respect to Scudder International Fund pursuant to Rule 18f-3 dated June 7, 1999. (Incorporated by reference to
                                                Post-Effective Amendment No. 72 Exhibit (o)(2) to the Registration
                                                Statement.)

                                      (n)(3)    Plan with respect to Scudder Latin America Fund pursuant to
                                                Rule 18f-3 is filed herein.

                                      (n)(4)    Plan with respect to Scudder Pacific Opportunities Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(5)    Plan with respect to Scudder Greater Europe Growth Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(6)    Plan with respect to Scudder Emerging Markets Growth Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(7)    Amended and Restated Plan with respect to Scudder International
                                                Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(8)    Amended and Restated Plan with respect to Scudder Pacific
                                                Opportunities Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(9)    Amended and Restated Plan with respect to Scudder Latin America
                                                Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(10)   Amended and Restated Plan with respect to Scudder Greater Europe
                                                Growth Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(11)   Amended and Restated Plan with respect to Scudder Emerging Markets
                                                Growth Fund pursuant to Rule 18f-3 is filed herein.

                                      (n)(12)   Amended and Restated Plan with respect to Scudder International
                                                Fund pursuant to Rule 18f-3 is filed herein.

                (p)                   (p)(1)    Scudder Kemper Investments, Inc. and Scudder Investor Services,
                                                Inc. Code of Ethics is incorporated by reference to Post-Effective
                                                Amendment No. 79 Exhibit p to the Registration Statement.

                                      (p)(2)    Code of Ethics of Scudder International Fund, Inc. is filed herein.

Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification
                  ------  -----------------------------

                           To the fullest extent permitted by the Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The Corporation, including its successors and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation may purchase and maintain insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights provided to any person by this Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing in these Articles of Amendment and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V
                                    ---------

                          INDEMNIFICATION AND INSURANCE
                          -----------------------------

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.
                           Director, Kemper Distributors, Inc.
Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, ScudderInvestments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd.. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. @@@
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia
                           Director and Vice President, Zurich Investment Management, Inc.
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx



                                       10

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation++++

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporationo
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. @@@
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationo
                           President and Director, Scudder, Stevens & Clark Corporation**


                                       11

                           Director, Scudder Realty Advisors, Inc. @@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. @@@
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.



         *        Two International Place, Boston, MA
         @@       333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         @@       Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         @@@      Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         x        Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------


         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Director and Trustee
         Two International Place
         Boston, MA  02110


                                       12

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  None
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110


                                       13

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       And Repurchases       Commissions       Compensation
                 -----------             -----------       ---------------       -----------       ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 13th day of July 2000.



                                                SCUDDER INTERNATIONAL FUND, INC.



                                                By   /s/ John Millette
                                                    John Millette
                                                    Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----
/s/ Nicholas Bratt
--------------------------------------
Nicholas Bratt                              President (Chief Executive Officer)          July 13, 2000

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Director                                     July 13, 2000

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Director                                     July 13, 2000

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Director                                     July 13, 2000

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Director                                     July 13, 2000

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     July 13, 2000

/s/ Joan E. Spero
--------------------------------------
Joan E. Spero*                              Director                                     July 13, 2000

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg*                     Director                                     July 13, 2000

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Director                                     July 13, 2000

/s/ Steven Zaleznick
--------------------------------------
Steven Zaleznick*                           Director                                     July 13, 2000


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          July 13, 2000


By:      /s/ John Millette
         -----------------
         John Millette**,
         Secretary

**Attorney-in-fact pursuant to the powers of attorney filed herein.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Henry P. Becton, Jr.                      5/1/2000
---------------------------------------
Henry P. Becton, Jr.

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Dawn-Marie Driscoll                       5/1/2000
---------------------------------------
Dawn-Marie Driscoll

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean Gleason Stromberg                    5/1/2000
---------------------------------------
Jean Gleason Stromberg

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Edgar R. Fiedler                          6/20/2000
---------------------------------------
Edgar R. Fiedler

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Keith R. Fox                              5/1/2000
---------------------------------------
Keith R. Fox

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Jean C. Tempel                            5/1/2000
---------------------------------------
Jean C. Tempel

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Steven Zaleznick                          5/1/2000
---------------------------------------
Steven Zaleznick

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Joan Edelman Spero                        5/1/2000
---------------------------------------
Joan Edelman Spero

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of Rule 438 of the Securities Act of 1933, this consent has been signed below by the following person on the date indicated. By so signing, the undersigned does hereby consent to the inclusion of his/her name in the Registration Statement.



SIGNATURE                                    DATE
---------                                    ----

/s/Linda C. Coughlin                         5/1/2000
---------------------------------------
Linda C. Coughlin

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Henry P. Becton, Jr.
---------------------------------------
Henry P. Becton, Jr.                         Trustee/Director          7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Dawn-Marie Driscoll
---------------------------------------
Dawn-Marie Driscoll                          Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean Gleason Stromberg
---------------------------------------
Jean Gleason Stromberg                       Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Edgar R. Fiedler
---------------------------------------
Edgar R. Fiedler                             Trustee/Director         6/20/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Keith R. Fox
---------------------------------------
Keith R. Fox                                 Trustee/Director         7/3/00

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Jean C. Tempel
---------------------------------------
Jean C. Tempel                               Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Steven Zaleznick
---------------------------------------
Steven Zaleznick                             Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Joan Edelman Spero
---------------------------------------
Joan Edelman Spero                           Trustee/Director         7/14/2000

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                    DATE
---------                                    -----                    ----


/s/Linda C. Coughlin
---------------------------------------
Linda C. Coughlin                            Trustee/Director         7/14/2000

                                                                File No. 2-14400
                                                                File No. 811-642


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT No. 80

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 60

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX



                                 Exhibit (b)(6)

                                 Exhibit (d)(9)

                                 Exhibit (d)(10)

                                 Exhibit (e)(2)

                                 Exhibit (h)(19)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (n)(3)

                                 Exhibit (n)(4)

                                 Exhibit (n)(5)

                                 Exhibit (n)(6)

                                 Exhibit (n)(7)

                                 Exhibit (n)(8)

                                 Exhibit (n)(9)

                                 Exhibit (n)(10)

                                 Exhibit (n)(11)

                                 Exhibit (n)(12)

                                 Exhibit (p)(2)